OFF-BALANCE SHEET RISK AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
OFF-BALANCE SHEET RISK AND COMMITMENTS [Abstract]
Summary of Contract Amount of the Exposure to Off-balance Sheet Credit Risk
A summary of the contract amount of the Company’s exposure to off-balance sheet credit risk as of December 31, 2018 is as follows:

Financial instruments whose contract represents credit risk

December 31, 2018
Dollars in thousands
Undisbursed lines of credit	$73,100
Letters of credit	603
$73,703